Other Receivables And Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Receivables and Prepaid Expenses [Line Items]
Prepaid expenses	$ 39,897	$ 45,545
Government institutions	70,880	62,398
Derivative instruments	14,676	23,886
Held-for-sale investment	6,021	5,602
Other (*)	24,856	17,114
Other receivables and prepaid expenses	156,330	160,728
Cross Currency Interest Rate Swaps
Other Receivables and Prepaid Expenses [Line Items]
Derivative instruments	$ 0	$ 6,183